Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Monetary assets
Cash and cash equivalents	$ 818,166	$ 546,527	$ 696,089
Accounts receivable	6,217	10,078
Long-term investments - common shares held	98,190	246,026	$ 255,535
Long-term investments - warrants held	785	652
Other long-term assets	21,616	26,470
Monetary liabilities
Accounts payable and accrued liabilities	13,553	13,458
Lease Liability	6,726
Pension liability	5,289	4,624
Currency risk [member]
Monetary assets
Cash and cash equivalents	7,833	1,729
Accounts receivable	160	112
Long-term investments - common shares held	98,190	77,770
Long-term investments - warrants held	785	652
Other long-term assets	3,114	7,898
Total Canadian dollar denominated monetary assets	110,082	88,161
Monetary liabilities
Accounts payable and accrued liabilities	9,291	9,080
Performance share units	20,989	17,303
Lease Liability	5,170	5,892
Pension liability	5,289	4,624
Total Canadian dollar denominated monetary liabilities	$ 40,739	$ 36,899